Portfolio of Investments
Columbia Variable Portfolio – Select Large Cap Value Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.0%
Issuer	Shares	Value ($)
Communication Services 4.4%
Diversified Telecommunication Services 4.4%
Verizon Communications, Inc.	2,019,060	109,049,431
Total Communication Services		109,049,431
Consumer Discretionary 5.8%
Internet & Direct Marketing Retail 1.9%
Qurate Retail, Inc.	4,647,166	47,354,621
Specialty Retail 3.9%
Lowe’s Companies, Inc.	483,887	98,161,317
Total Consumer Discretionary		145,515,938
Consumer Staples 3.9%
Tobacco 3.9%
Philip Morris International, Inc.	1,019,357	96,624,850
Total Consumer Staples		96,624,850
Energy 7.7%
Energy Equipment & Services 1.8%
Technip Energies NV, ADR(a)	698,513	10,935,221
TechnipFMC PLC(a)	4,464,130	33,614,899
Total		44,550,120
Oil, Gas & Consumable Fuels 5.9%
Chevron Corp.	330,197	33,498,486
Marathon Petroleum Corp.	819,323	50,642,354
Williams Companies, Inc. (The)	2,478,520	64,292,809
Total		148,433,649
Total Energy		192,983,769
Financials 23.4%
Banks 13.7%
Bank of America Corp.	2,203,570	93,541,546
Citigroup, Inc.	1,213,261	85,146,657
JPMorgan Chase & Co.	461,474	75,538,679
Wells Fargo & Co.	1,887,309	87,590,011
Total		341,816,893
Capital Markets 3.7%
Morgan Stanley	937,117	91,190,855
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 6.0%
American International Group, Inc.	1,401,253	76,914,777
MetLife, Inc.	1,189,336	73,417,712
Total		150,332,489
Total Financials		583,340,237
Health Care 13.1%
Health Care Equipment & Supplies 2.9%
Baxter International, Inc.	911,260	73,292,642
Health Care Providers & Services 7.6%
Centene Corp.(a)	1,171,772	73,013,113
Cigna Corp.	315,593	63,169,095
Humana, Inc.	137,698	53,585,177
Total		189,767,385
Pharmaceuticals 2.6%
Bristol-Myers Squibb Co.	1,077,163	63,735,734
Total Health Care		326,795,761
Industrials 6.9%
Aerospace & Defense 3.1%
Raytheon Technologies Corp.	885,750	76,139,070
Machinery 1.0%
Caterpillar, Inc.	134,850	25,887,155
Road & Rail 2.8%
CSX Corp.	1,293,282	38,462,207
Union Pacific Corp.	157,531	30,877,651
Total		69,339,858
Total Industrials		171,366,083
Information Technology 15.6%
Communications Equipment 4.1%
Cisco Systems, Inc.	1,878,297	102,235,706
Electronic Equipment, Instruments & Components 3.5%
Corning, Inc.	2,418,049	88,234,608
Semiconductors & Semiconductor Equipment 4.9%
Applied Materials, Inc.	505,790	65,110,347
QUALCOMM, Inc.	443,320	57,179,413
Total		122,289,760
Columbia Variable Portfolio – Select Large Cap Value Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large Cap Value Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 3.1%
Teradata Corp.(a)	1,336,173	76,629,522
Total Information Technology		389,389,596
Materials 8.6%
Chemicals 3.4%
FMC Corp.	935,611	85,664,543
Metals & Mining 5.2%
Barrick Gold Corp.	3,750,256	67,692,121
Freeport-McMoRan, Inc.	1,881,253	61,197,160
Total		128,889,281
Total Materials		214,553,824
Utilities 7.6%
Electric Utilities 5.4%
FirstEnergy Corp.	2,661,334	94,796,717
PG&E Corp.(a)	4,195,763	40,279,325
Total		135,076,042
Independent Power and Renewable Electricity Producers 2.2%
AES Corp. (The)	2,319,138	52,945,920
Total Utilities		188,021,962
Total Common Stocks (Cost $1,868,693,913)		2,417,641,451
Preferred Stocks 0.5%
Issuer		Shares	Value ($)
Consumer Discretionary 0.5%
Internet & Direct Marketing Retail 0.5%
Qurate Retail, Inc.	8.000%	109,461	11,838,207
Total Consumer Discretionary			11,838,207
Total Preferred Stocks (Cost $18,341,209)			11,838,207

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(b),(c)	63,169,671	63,163,354
Total Money Market Funds (Cost $63,163,354)		63,163,354
Total Investments in Securities (Cost: $1,950,198,476)		2,492,643,012
Other Assets & Liabilities, Net		(974,573)
Net Assets		2,491,668,439

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	24,910,450	430,817,589	(392,564,685)	—	63,163,354	—	32,952	63,169,671
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Variable Portfolio – Select Large Cap Value Fund | Quarterly Report 2021

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